Provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provisions
Carrying amount at January 1	$ 144	$ 153
Currency adjustment	5	(9)
Carrying amount at December 31	$ 149	$ 144